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                      SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.


             STATEMENT BY REGISTERED CLOSED-END INVESTMENT COMPANY
           WITH RESPECT TO PURCHASES OF ITS OWN SECURITIES PURSUANT
                TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

              REPORT FOR CALENDAR MONTH ENDING: November 30, 2001



               Name of Registrant: The SMALLCap Fund, Inc. (TM)
                                    By: Fran Pollack-Matz, Secretary

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                                                                         Approximate Asset
                                                                        Value or approximate
                                        Number of                        asset coverage per
  Date of each    Identification of       Shares        Price per         share at time of     Name of Seller or of
  Transaction          Security         Purchased         Share               purchase            Seller's Broker
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
    11/07/01         Common Stock                800      10.168               11.304             Weeden & Co. LP
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    11/12/01         Common Stock              6,000      10.180               11.318             Weeden & Co. LP
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    11/14/01         Common Stock              2,000      10.340               11.555             Weeden & Co. LP
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    11/15/01         Common Stock              2,800      10.389               11.601             Weeden & Co. LP
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    11/16/01         Common Stock              6,000      10.370               11.526             Weeden & Co. LP
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    11/19/01         Common Stock                300      10.370               11.543             Weeden & Co. LP
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    11/20/01         Common Stock              3,000      10.410               11.661             Weeden & Co. LP
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    11/21/01         Common Stock              6,000      10.400               11.557             Weeden & Co. LP
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    11/26/01         Common Stock              2,700      10.450               11.661             Weeden & Co. LP
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    11/27/01         Common Stock                200      10.500               11.724             Weeden & Co. LP
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    11/28/01         Common Stock              5,700      10.520               11.691             Weeden & Co. LP
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    11/30/01         Common Stock              5,700      10.511               11.700             Weeden & Co.LP
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